Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 1,158.5	$ 2,701.9
Trade receivables, net	1,499.5	1,588.7
Derivative instruments (note 7)	446.6	252.1
Deferred income taxes (note 11)	290.3	226.1
Prepaid expenses	189.7	238.2
Current assets of discontinued operation (note 5)	0.0	238.7
Other current assets	335.9	236.9
Total current assets	3,920.5	5,482.6
Investments (including $1,662.7 million and $3,481.8 million, respectively, measured at fair value) (note 6)	1,808.2	3,491.2
Property and equipment, net (note 9)	23,840.6	23,974.9
Goodwill (note 9)	29,001.6	23,748.8
Intangible assets subject to amortization, net (note 9)	9,189.8	5,795.4
Long-term assets of discontinued operation (note 5)	0.0	513.6
Other assets, net (notes 7, 9 and 11)	5,081.2	4,707.8
Total assets	72,841.9	67,714.3
Current liabilities:
Accounts payable	1,039.0	1,072.9
Deferred revenue and advance payments from subscribers and others	1,452.2	1,406.2
Current portion of debt and capital lease obligations (note 10)	1,550.9	1,023.4
Derivative instruments (note 7)	1,043.7	751.2
Accrued interest	690.6	598.7
Accrued programming and copyright fees	368.5	359.1
Current liabilities of discontinued operation (note 5)	0.0	127.5
Other accrued and current liabilities (notes 11 and 14)	3,045.4	2,344.0
Total current liabilities	9,190.3	7,683.0
Long-term debt and capital lease obligations (note 10)	44,608.1	43,680.9
Long-term liabilities of discontinued operation (note 5)	0.0	19.8
Other long-term liabilities (notes 7, 11, 14 and 15)	4,927.5	4,789.1
Total liabilities	$ 58,725.9	$ 56,172.8
Commitments and contingencies (notes 4, 7, 10, 11, 15, 17 and 20)
Liberty Global shareholders:
Additional paid-in capital	$ 17,070.8	$ 12,809.4
Accumulated deficit	(4,007.6)	(3,312.6)
Accumulated other comprehensive earnings, net of taxes	1,646.6	2,528.8
Treasury shares, at cost	(4.2)	(7.7)
Total Liberty Global shareholders	14,714.5	12,025.8
Noncontrolling interests	(598.5)	(484.3)
Total equity	14,116.0	11,541.5
Total liabilities and equity	72,841.9	67,714.3
Class A ordinary shares, $0.01 nominal value. Issued and outstanding 251,167,686 and 222,081,117 shares, respectively
Liberty Global shareholders:
Common stock	2.5	2.2
Class B ordinary shares, $0.01 nominal value. Issued and outstanding 10,139,184 and 10,147,184 shares, respectively
Liberty Global shareholders:
Common stock	0.1	0.1
Class C ordinary shares, $0.01 nominal value. Issued and outstanding 630,353,372 and 556,221,669 shares, respectively
Liberty Global shareholders:
Common stock	$ 6.3	$ 5.6